Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (52,726)	$ (65)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	808	520
Amortization of debt issuance costs and discounts	2,617	137
Debt issuance costs expensed under fair value option	2,034	0
Amortization of contract acquisition costs	0	361
Stock-based compensation	130	53
Total	(780)	1,174
Change in fair value of unconsolidated affiliates	4,245	(4,937)
Change in fair value of warrant liability	717	(177)
Change in fair value of promissory notes	4,561	0
Change in fair value of convertible notes	(4,271)	0
Change in fair value of derivatives	(1,117)	0
Loss on extinguishment of debt	1,885	0
Settlement of deferred revenue	(1,611)	0
Gain on extinguishment of PPP loan	0	(2,266)
Loss on disposal of asset	641	74
Changes in operating assets and liabilities:
Accounts receivable	504	2,050
Related party receivables	(58)	(5,356)
Inventory	11,838	(22,641)
Prepaid expenses and other current assets	(2,329)	(2,138)
Accounts payable	(255)	9,780
Due to clients	5,740	(8,197)
Related party payables	1,140	0
Lease assets and liabilities	2,200	0
Accrued expenses and other liabilities	(2,501)	10,255
Net cash used in operating activities	(26,588)	(21,373)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,589)	(1,789)
Proceeds from sale of property and equipment	700	0
Acquisition of an affiliate, net of cash acquired	(1,496)	0
Investment in unconsolidated affiliate	0	(8,633)
Net cash used in investing activities	(2,385)	(10,422)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options	84	0
Proceeds from business combination, net of issuance costs	1,375	0
Proceeds from long-term notes payable	0	0
Payment of long-term notes payable	(20,950)	0
Proceeds from promissory notes	8,000	0
Proceeds from promissory notes - related parties	2,175	0
Payment of promissory notes	(12,033)	0
Payment of promissory notes - related parties	(3,130)	0
Payment of debt issuance costs	(397)	(150)
Proceeds from PIPE convertible note issuance	65,500	0
Prepayment and other fees paid upon early settlement of debt	(489)	0
Proceeds from line of credit	114,981	173,896
Repayments of line of credit	(115,329)	(173,548)
Net cash provided by financing activities	39,787	20,198
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	10,814	(11,597)
Beginning of period	4,571	16,168
End of period	15,385	4,571
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	2,231	444
Cash paid for taxes	210	195
Issuance of warrants with debt	0	738
Settlement of preexisting receivable in step-acquisition	5,415	0
Derecognition of investment in unconsolidated entity-step acquisition	1,921	0
Right-of-use assets exchanged for lease liabilities	7,311	0
Non Cash Investing and Financing Activities
Issuance of common stock to settle transaction and advisory costs	3,588	0
Deferred transaction and advisory fees	10,979	0
Cash election consideration payable at closing of Business Combination	9,198	0
Conversion of redeemable convertible preferred stock into common stock	11,189	0
Net settlement of liability classified warrants	1,706	0
SCHEDULE OF CASH AND RESTRICTED CASH
Cash	15,385	1,071
Restricted cash	0	3,500
Total cash and restricted cash	$ 15,385	$ 4,571